Debt (Details) - Schedule of Short-Term Debt (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
July 2022 Promissory Note [Member]
Schedule of Short-Term Debt [Abstract]
Debt instrument, discount	$ 85	$ 760
Dec 2022 Promissory Note [Member]
Schedule of Short-Term Debt [Abstract]
Debt instrument, discount	$ 1,013	$ 1,880